Financial instruments- Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Hedge Accounting [Line Items]
Financial assets	$ 3,367,345	$ 2,729,681
Financial assets at fair value through profit or loss	3,160,593
Financial liabilities	63,755	9,979
Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Financial assets	3	1,321
Financial liabilities	2,197	3,240
Other Comprehensive Income [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through other comprehensive income	2,155	268
Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through profit or loss		2,611,992
Cash flow hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	156,712	62,878
Financial liabilities	56,559	6,725
Fair value hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	47,882	53,222
Financial liabilities	4,999	14
Level 1 [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	182,365	143,843
Financial assets at fair value through profit or loss	182,365
Level 1 [Member] | Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through profit or loss		143,843
Level 2 [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	3,184,980	2,585,838
Financial assets at fair value through profit or loss	2,978,228
Financial liabilities	63,755	9,979
Level 2 [Member] | Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Financial assets	3	1,321
Financial liabilities	2,197	3,240
Level 2 [Member] | Other Comprehensive Income [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through other comprehensive income	2,155	268
Level 2 [Member] | Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through profit or loss		2,468,149
Level 2 [Member] | Cash flow hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	156,712	62,878
Financial liabilities	56,559	6,725
Level 2 [Member] | Fair value hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	47,882	53,222
Financial liabilities	$ 4,999	$ 14